Schedule of Investments (unaudited)
May 31, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 91.4%
Alabama — 5.0%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	$80,000	$79,838 (a)(b)
Series D-1, Refunding	5.500%	2/1/29	200,000	211,146 (a)(b)
Series F	5.500%	12/1/28	750,000	789,718 (a)(b)
Energy Southeast, A Cooperative District Energy, AL, Supply Revenue, Series B-1	5.750%	11/1/31	1,000,000	1,093,532 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	100,000	103,085 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/49	1,000,000	1,063,164
Warrants, Series 2024, Refunding	5.500%	10/1/53	750,000	809,291
Southeast Alabama Gas Supply District, Gas Supply Revenue:
Project No 1, Series A, Refunding	5.000%	4/1/32	500,000	519,177
Project No 2, Series A	4.000%	6/1/24	645,000	645,000 (a)(b)
Total Alabama				5,313,951
Alaska — 0.2%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B, Refunding	5.000%	12/1/37	75,000	78,867
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	150,000	151,208 (c)
Total Alaska				230,075
Arizona — 3.9%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	45,000	45,743
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/38	500,000	507,282
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	50,000	50,075
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	1,000,000	992,729 (a)(b)
Intel Corp. Project	4.100%	6/15/28	250,000	248,102 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	750,000	743,784 (a)(b)(c)(d)
Maricopa County, AZ, IDA, Legacy Traditional School Projects, Series A, Refunding, SD Credit Program	4.000%	7/1/34	400,000	391,241
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	75,000	75,439
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/47	585,000	606,905
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	514,953
Total Arizona				4,176,253
Arkansas — 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	200,000	206,670 (c)
California — 5.2%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	50,000	50,942
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	50,939
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	200,000	203,720
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	200,000	199,429 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	500,000	522,985 (a)(b)
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	$100,000	$101,207 (c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	100,000	100,248 (c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	75,000	74,522 (c)
California State, GO:
Various Purpose, Refunding	5.000%	10/1/45	500,000	547,728 (e)
Various Purpose, Refunding	4.000%	10/1/50	500,000	489,601
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	50,000	51,831
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	55,476
Los Angeles, CA, Department of Airports Revenue, Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	95,000	97,602 (c)
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	100,000	103,925
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	45,000	47,200
Series B	6.125%	11/1/29	125,000	131,111
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	250,000	250,017 (a)(b)
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	250,000	268,620
Community Facilities District No 2023-1	5.500%	9/1/48	250,000	249,024
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	100,000	105,255
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	100,000	105,028
Sacramento Municipal Utility District, CA, Electric Revenue, Green Bonds, Series M	5.000%	11/15/49	1,000,000	1,101,625
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Refunding	5.000%	5/1/47	400,000	403,589 (c)
SFO Fuel Co. LLC, Series A, Refunding	5.000%	1/1/33	100,000	104,118 (c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/43	50,000	52,562
Sanger, CA, USD Revenue, COP, Capital Projects, AGM	5.000%	6/1/52	20,000	18,891
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	100,000	102,067
Total California				5,589,262
Colorado — 1.6%
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	325,000	312,906
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/43	50,000	51,131
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A	5.500%	11/1/47	150,000	162,926
Commonspirit Health Project, Series A	5.250%	11/1/52	150,000	158,561
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	50,000	45,485
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	$100,000	$100,182
C-470 Express Lanes	5.000%	12/31/51	230,000	230,367
Denver, CO, City & County Airport System Revenue, Subordinated, Series B, Refunding	5.000%	11/15/32	500,000	538,312 (c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	99,997 (c)
Total Colorado				1,699,867
Connecticut — 1.2%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	50,000	51,352
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	521,994
Connecticut State, GO:
Series A	4.000%	4/15/37	125,000	124,985
Series B	4.000%	1/15/43	500,000	498,660
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	100,000	103,854
Total Connecticut				1,300,845
District of Columbia — 0.1%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	76,383
Florida — 6.3%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	50,000	50,431 (c)
Series A	5.000%	10/1/45	250,000	250,649 (c)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	200,000	208,617 (c)
Florida State Development Finance Corp., Revenue:
Brightline Passenger Rail Project, Refunding	5.250%	7/1/47	300,000	309,036 (c)
Brightline Passenger Rail Project, Refunding	5.500%	7/1/53	400,000	416,265 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/47	500,000	519,813 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/53	800,000	825,781 (c)
Florida State Insurance Assistance Interlocal Agency Inc., Revenue, Series A-1	5.000%	9/1/26	750,000	767,263
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	100,000	90,311
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	25,000	25,215 (c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	200,000	204,584 (c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/41	150,000	145,986
Series A, Refunding	5.000%	10/1/49	300,000	304,382 (c)
Series B, Refunding	5.000%	10/1/40	200,000	203,324 (c)
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	650,000	681,730 (c)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	250,000	260,621
Palm Beach County, FL, Health Facilities Authority Revenue:
ACTS Retirement-Life Communities, Series B	5.000%	11/15/42	500,000	514,131
Jupiter Medical Center Project, Series A	5.000%	11/1/34	200,000	206,648
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	$500,000	$506,958
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.250%	5/1/54	250,000	255,224
Total Florida				6,746,969
Georgia — 1.2%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A, Refunding	5.000%	4/1/50	250,000	254,182
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	50,000	53,062
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	200,000	209,256
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	150,000	156,548
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	100,000	103,387
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	200,000	201,206
Series C	5.000%	9/1/30	250,000	262,639 (a)(b)
Total Georgia				1,240,280
Hawaii — 0.4%
Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	500,000	410,722
Idaho — 0.1%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	100,000	101,448
Illinois — 12.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2018	5.000%	4/1/42	100,000	101,323
Series 2023	5.750%	4/1/48	750,000	825,252
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.875%	12/1/47	500,000	544,980
Dedicated, Series H	5.000%	12/1/46	850,000	840,605
Series A	5.000%	12/1/40	1,100,000	1,116,164
Series C, Refunding	5.000%	12/1/25	100,000	101,118
Series C, Refunding, AGM	5.000%	12/1/32	250,000	258,782
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	1,000,000	1,082,745
Series A	5.500%	1/1/35	385,000	411,471
Series A	5.000%	1/1/44	125,000	127,089
Series A, Refunding	5.625%	1/1/29	250,000	259,165
Series C, Refunding	5.000%	1/1/25	30,000	30,155
Chicago, IL, O’Hare International Airport Revenue:
Series C, Refunding	5.000%	1/1/43	250,000	259,065 (c)
Series D, Refunding	5.000%	1/1/46	10,000	10,015
TrIPS Obligated Group	5.000%	7/1/48	50,000	49,799 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	5.000%	12/1/45	50,000	50,881
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A, Refunding	5.000%	1/1/47	$35,000	$35,240
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	30,000	30,924
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	60,000	62,302
Elk Grove Village, IL, GO, Cook and DuPage Counties, Refunding	5.000%	1/1/36	35,000	36,236
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	4.000%	10/1/33	100,000	85,048
Northshore University Healthsystem, Series A, Refunding	5.000%	8/15/32	100,000	108,539
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	50,000	50,204
University of Illinois, Health Services Facility Lease Revenue Bonds	5.000%	10/1/30	250,000	259,173
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	50,000	52,512
Illinois State Toll Highway Authority Revenue, Series A, Refunding	5.000%	1/1/39	500,000	558,090
Illinois State, GO:
Series 2016	5.000%	1/1/33	25,000	25,335
Series 2016, Refunding	5.000%	2/1/27	25,000	25,759
Series 2016, Refunding	5.000%	2/1/29	20,000	20,575
Series A	5.000%	5/1/36	250,000	260,231
Series A	5.000%	3/1/46	400,000	414,695
Series A, Refunding	5.000%	10/1/29	150,000	157,590
Series A, Refunding	5.000%	10/1/30	350,000	368,042
Series B	5.250%	5/1/48	250,000	266,903
Series C	5.000%	12/1/41	1,250,000	1,336,655
Series D	5.000%	11/1/27	225,000	233,773
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/34	725,000	733,173
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	12/15/45	500,000	513,823
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	500,000	456,186
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	60,000	62,349
McCormick Place Expansion Project, Series B, Refunding, AGM	0.000%	6/15/45	1,000,000	364,910
McCormick Place Expansion Project, Series B, Refunding, AGM	0.000%	12/15/56	310,000	59,459
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	415,000	448,866
Total Illinois				13,095,201
Indiana — 2.2%
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	100,000	90,673
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	100,000	99,284
Indiana State Finance Authority Wastewater Utility Revenue:
CWA Authority Project, Green Bonds, Series A	5.000%	10/1/46	325,000	327,657
CWA Authority Project, Series A, Refunding	5.000%	10/1/38	650,000	719,911
CWA Authority Project, Series A, Refunding	5.000%	10/1/40	650,000	712,461 (d)
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	100,000	98,104
Courthouse and Jail Project, Series A	5.000%	2/1/54	300,000	308,702
Total Indiana				2,356,792
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Iowa — 0.4%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	$300,000	$312,204 (a)(b)
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	100,000	88,174
Total Iowa				400,378
Kentucky — 1.0%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	100,000	102,500
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	300,000	299,260 (a)(b)
Series C	4.000%	6/1/25	200,000	199,911 (a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A	4.000%	10/1/40	500,000	470,926
Total Kentucky				1,072,597
Louisiana — 0.9%
Lafayette Parish, LA, School Board Sales Tax Revenue, Series 2023	4.000%	4/1/53	250,000	232,929
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Properties	5.000%	7/1/42	50,000	50,672
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	10,000	10,253
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	150,000	142,458 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	525,000	500,396 (a)(b)
Total Louisiana				936,708
Maryland — 0.2%
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	250,000	236,499
Massachusetts — 1.8%
Commonwealth of Massachusetts, GO, Consolidated Loan, Series A	5.000%	1/1/54	1,000,000	1,066,531
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	250,000	263,344
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	10,249
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	75,000	77,050
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/33	55,000	58,055 (c)
Series A, Refunding	5.000%	7/1/36	160,000	168,524 (c)
Series E	5.000%	7/1/46	250,000	259,412 (c)
Massachusetts State Water Resources Authority Revenue, Series B, Refunding	5.000%	8/1/40	50,000	51,683 (f)
Total Massachusetts				1,954,848
Michigan — 2.2%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	100,000	97,017
Great Lakes Water Authority, MI, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/45	750,000	791,142
Senior Lien, Series A	5.000%	7/1/49	650,000	680,927
Senior Lien, Series B	5.000%	7/1/39	300,000	332,636
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	100,000	89,489
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Act 38 Facilities, Senior Green Bonds	5.500%	2/28/57	225,000	241,818
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	$25,000	$25,388
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	100,235 (c)
Total Michigan				2,358,652
Missouri — 0.0%††
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	50,000	49,476
Nebraska — 0.6%
Douglas County, NE, Hospital Authority No 2 Revenue, Children’s Hospital Obligated Group, Series A, Refunding	4.000%	11/15/36	425,000	424,100
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	250,000	242,333
Total Nebraska				666,433
Nevada — 0.2%
Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.750%	6/15/28	225,000	212,628 (g)
New Jersey — 6.4%
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	85,000	85,005 (c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	150,000	150,008 (c)
School Facilities Construction, Series DDD	5.000%	6/15/33	50,000	52,556 (f)
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	500,000	569,712
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	500,000	512,430 (c)
New Jersey State EDA, Lease Revenue, Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	105,000	109,352
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/43	100,000	103,913
Transportation Program, Series AA	5.000%	6/15/45	100,000	100,574
Transportation Program, Series AA	4.000%	6/15/50	500,000	463,385
Transportation Program, Series BB	4.000%	6/15/36	500,000	500,339
Transportation System, CAB, Series C, NATL	0.000%	12/15/31	2,500,000	1,857,352
Transportation System, Series A, BAM	0.000%	12/15/38	1,000,000	540,889
Transportation System, Series A, Refunding	5.000%	12/15/28	150,000	159,515
Transportation System, Series A, Refunding	4.250%	6/15/40	350,000	351,715
New Jersey State Turnpike Authority Revenue, Series C, Refunding	5.000%	1/1/44	1,000,000	1,066,877 (d)
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/46	170,000	172,951
Series A, Refunding	5.250%	6/1/46	30,000	30,903
Total New Jersey				6,827,476
New York — 15.4%
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/42	100,000	102,311
Long Island, NY, Power Authority Electric System Revenue, Series B,	1.650%	9/1/24	250,000	247,993 (a)(b)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/33	250,000	268,264
Series A-2	5.000%	5/15/30	335,000	356,119 (a)(b)
New York City, NY, GO:
Series A	4.125%	8/1/53	1,500,000	1,436,308
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Subseries A-1	5.000%	8/1/47	$250,000	$264,539
Subseries B-1	5.250%	10/1/43	500,000	547,916
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.800%	2/1/53	250,000	251,622
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	100,000	91,041
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	500,000	474,799
Second General Resolution, Series CC-1, Refunding	5.000%	6/15/46	1,000,000	1,015,864
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series F, Subseries F-1	5.000%	2/1/47	2,075,000	2,203,350
Subordinated, Subseries C-1	5.000%	2/1/47	250,000	265,464
New York State Dormitory Authority Revenue:
New York University, Series A, Refunding	5.000%	7/1/43	50,000	51,432
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	250,000	234,727
New York State Dormitory Authority, Income Tax Revenue, Series B, Refunding	5.000%	2/15/41	100,000	103,186
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	100,000	105,327
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	100,000	103,970
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	100,000	100,180 (g)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	50,000	50,384
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	75,000	77,450 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	45,000	46,424 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	750,000	852,692 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	700,000	763,684 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	243,142 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	1,000,000	1,096,928 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	250,000	259,276 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.000%	6/30/49	750,000	770,394 (c)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	50,000	49,999 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	25,000	24,974 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	750,000	746,481 (c)
Terminal 4 John F. Kennedy International Airport Project, Series A, Refunding	4.000%	12/1/40	300,000	285,183 (c)
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	250,000	187,595
Oneida County, NY, Local Development Corp. Revenue, Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/49	635,000	556,876
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	$10,000	$10,021 (c)
Consolidated Series 221	4.000%	7/15/45	1,000,000	935,870 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	1,000,000	1,047,899 (e)
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/28	325,000	340,171
Total New York				16,569,855
North Carolina — 0.2%
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	70,000	67,159
North Carolina State Medical Care Commission, Retirement Facilities Revenue, The Forest at Duke Project	4.000%	9/1/41	160,000	136,830
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/42	5,000	5,042
Total North Carolina				209,031
North Dakota — 0.4%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	550,000	416,896
Ohio — 2.0%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	250,000	251,403
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	250,000	224,010
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	100,000	86,125 (a)(b)(c)
American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	250,000	246,791 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	500,000	446,242 (c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	100,000	99,675 (a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue, University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	500,000	524,685
Ohio State Hospital Revenue, University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/37	100,000	99,668
Warrensville Heights, OH, School District, GO, Refunding, BAM	5.000%	12/1/44	175,000	175,467
Total Ohio				2,154,066
Oregon — 0.2%
Salem, OR, Hospital Facility Authority Revenue, Capital Manor Project, Refunding	4.000%	5/15/32	185,000	177,318
Pennsylvania — 3.6%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	150,000	145,631
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	50,000	50,793
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	50,000	52,311
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	250,000	253,437
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania State Economic Development Financing Authority Revenue:
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	$200,000	$203,947
Solid Waste Disposal, Waste Management Inc. Project	2.150%	7/1/24	100,000	99,731 (a)(b)(c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	1,350,000	1,399,938 (c)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	175,000	182,797
Series A-1	5.000%	12/1/47	25,000	25,704
Series B	5.000%	12/1/45	500,000	529,433
Series B, Refunding	5.250%	12/1/47	250,000	272,469
Subordinated, Series B	5.000%	12/1/48	100,000	102,434
Philadelphia, PA, Authority for IDR:
Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	100,000	98,850
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	263,408
Philadelphia, PA, GO, Series B	5.000%	2/1/35	150,000	158,833
State Public School Building Authority, PA, Lease Revenue, Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	20,000	20,484
Total Pennsylvania				3,860,200
Puerto Rico — 3.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	505,193 (g)
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/35	175,000	171,920
Restructured, Series A-1	4.000%	7/1/37	760,000	737,352
Restructured, Series A-1	4.000%	7/1/41	100,000	92,953
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	195,000	51,675 *(h)
Series A	5.000%	7/1/42	320,000	84,800 *(h)
Series A	5.050%	7/1/42	100,000	26,500 *(h)
Series XX	5.250%	7/1/40	360,000	95,400 *(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	60,000	53,501
CAB, Restructured, Series A-1	0.000%	7/1/46	630,000	201,791
Restructured, Series A-1	4.550%	7/1/40	10,000	10,071
Restructured, Series A-1	4.750%	7/1/53	1,000,000	993,721
Restructured, Series A-1	5.000%	7/1/58	366,000	366,119
Restructured, Series A-2	4.329%	7/1/40	248,000	247,224
Total Puerto Rico				3,638,220
South Carolina — 0.5%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	5.464%	3/1/31	250,000	254,915 (a)(b)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	250,000	237,843
Total South Carolina				492,758
South Dakota — 0.0%††
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	25,511
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Tennessee — 1.9%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	$500,000	$472,681
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AGM	5.250%	7/1/48	500,000	537,817
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	50,000	51,323
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series A	5.250%	9/1/26	425,000	433,588
Series A-1, Refunding	5.000%	5/1/28	500,000	516,701 (a)(b)
Total Tennessee				2,012,110
Texas — 4.4%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	20,000	20,539
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	100,259
Austin, TX, Airport System Revenue, Series B	5.000%	11/15/44	250,000	255,954 (c)
Bexar County, TX, Hospital District, GO, Certificates of Obligation	5.000%	2/15/48	500,000	527,867
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	1,245,000	1,153,052
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	100,000	101,689
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	500,000	490,188
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	350,000	381,464 (a)(b)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	200,000	186,751
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	100,000	101,938 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	400,000	375,861 (c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	90,000	86,824
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	50,000	51,267
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/47	250,000	234,232
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	50,000	49,557
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	47,011
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	90,000	92,482
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/43	300,000	320,750 (c)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	5,000	5,015 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	75,000	75,115
West Harris County, TX, Regional Water Authority Revenue, Series 2019, Refunding	4.000%	12/15/49	100,000	92,404
Total Texas				4,750,219
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Utah — 2.9%
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.000%	7/1/43	$250,000	$253,199 (c)
Salt Lake City International Airport, Series A	5.250%	7/1/48	1,000,000	1,059,273 (c)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,076
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	220,000	223,923
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	200,000	204,392
Vineyard Redevelopment Agency, UT, Tax Increment Revenue:
Series 2021, Refunding, AGM	5.000%	5/1/31	235,000	255,669
Series 2021, Refunding, AGM	4.000%	5/1/37	275,000	277,563
Series 2021, Refunding, AGM	4.000%	5/1/39	300,000	298,755
Series 2021, Refunding, AGM	4.000%	5/1/41	290,000	283,865
Series 2021, Refunding, AGM	4.000%	5/1/46	275,000	252,970
Total Utah				3,114,685
Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue, Middlebury College Project	5.000%	11/1/52	250,000	265,289
Virginia — 1.2%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	50,000	51,451
Virginia Hospital Center, Refunding	5.000%	7/1/36	200,000	213,072
Isle of Wight County, VA, EDA Revenue, Riverside Health System, Series 2023, AGM	4.750%	7/1/53	250,000	256,412
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	85,000	87,930
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	130,000	136,157 (c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	350,000	364,722 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	200,000	203,126 (c)
Total Virginia				1,312,870
Washington — 0.5%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2022, Refunding	5.000%	8/1/41	250,000	261,423 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	200,000	204,455
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	100,000	102,460
Total Washington				568,338
Wisconsin — 1.1%
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	250,000	260,906
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	50,000	48,682
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	100,000	101,078
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	250,000	269,133
Medical College, Series 2016, Refunding	4.000%	12/1/46	500,000	472,631
Total Wisconsin				1,152,430

Total Municipal Bonds (Cost — $99,191,430)				97,980,209
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Municipal Bonds Deposited in Tender Option Bond Trusts(i) — 2.0%
New York — 2.0%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	$1,000,000	$1,080,658
New York State, NY, Urban Development State Sales Revenue, Series A	5.000%	3/15/47	1,000,000	1,072,901

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $2,069,773)				2,153,559
Total Investments before Short-Term Investments (Cost — $101,261,203)				100,133,768
Short-Term Investments — 8.5%
Municipal Bonds — 8.4%
Delaware — 0.2%
University of Delaware, DE, Revenue, Series C, Refunding, SPA - TD Bank N.A.	4.000%	11/1/37	200,000	200,000 (j)(k)
District of Columbia — 0.2%
District of Columbia State Revenue, Series A, LOC - TD Bank N.A.	4.050%	8/15/38	200,000	200,000 (j)(k)
Florida — 1.1%
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, Refunding, LOC - TD Bank N.A.	3.350%	10/1/26	1,200,000	1,200,000 (j)(k)
Illinois — 1.4%
Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series D-1, LOC - TD Bank N.A.	3.900%	8/1/43	1,500,000	1,500,000 (j)(k)
Minnesota — 1.4%
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	3.900%	11/15/48	1,500,000	1,500,000 (j)(k)
Mississippi — 0.2%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series E	4.000%	12/1/30	200,000	200,000 (j)(k)
Missouri — 0.1%
Missouri State HEFA Revenue, BJC Health System, Series C, Refunding, LIQ - BJC Health System	3.330%	5/15/38	180,000	180,000 (j)(k)
New Jersey — 0.4%
New Jersey State Health Care Facilities Financing Authority Revenue, Virtua- Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	2.900%	7/1/43	400,000	400,000 (j)(k)
New York — 2.6%
New York City, NY, GO:
Series A, SPA - Bank of Montreal	4.000%	9/1/49	150,000	150,000 (j)(k)
Series D, LOC - TD Bank N.A.	4.000%	8/1/40	1,700,000	1,700,000 (j)(k)
Series E, LOC - TD Bank N.A.	4.000%	3/1/48	1,000,000	1,000,000 (j)(k)
Total New York				2,850,000
Ohio — 0.1%
Ohio State, GO, Common Schools, Series C	3.200%	6/15/26	100,000	100,000 (j)(k)
Pennsylvania — 0.3%
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, Refunding, LOC - JPMorgan Chase & Co.	4.000%	7/1/34	300,000	300,000 (j)(k)
Texas — 0.2%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Houston Methodist Hospital, Series B, Refunding	4.100%	12/1/59	200,000	200,000 (j)(k)
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utah — 0.2%
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	4.000%	5/15/58	$200,000	$200,000 (j)(k)

Total Municipal Bonds (Cost — $9,030,000)				9,030,000
			Shares
Overnight Deposits — 0.1%
BNY Mellon Cash Reserve Fund (Cost — $90,051)	2.200%		90,051	90,051 (l)

Total Short-Term Investments (Cost — $9,120,051)				9,120,051
Total Investments — 101.9% (Cost — $110,381,254)				109,253,819
TOB Floating Rate Notes — (1.1)%				(1,165,000)
Other Liabilities in Excess of Other Assets — (0.8)%				(859,053)
Total Net Assets — 100.0%				$107,229,766

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(g)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)	The coupon payment on this security is currently in default as of May 31, 2024.
(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.
(j)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(l)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

 Western Asset SMASh Series TF Fund
Abbreviation(s) used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
At May 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	25	9/24	$3,102,825	$3,060,938	$(41,887)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadviser do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$97,980,209	—	$97,980,209
Municipal Bonds Deposited in Tender Option Bond Trusts	—	2,153,559	—	2,153,559
Total Long-Term Investments	—	100,133,768	—	100,133,768
Short-Term Investments†:
Municipal Bonds	—	9,030,000	—	9,030,000
Overnight Deposits	—	90,051	—	90,051
Total Short-Term Investments	—	9,120,051	—	9,120,051
Total Investments	—	$109,253,819	—	$109,253,819

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$41,887	—	—	$41,887

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report